Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment

Schedule of estimated useful lives of property and equipment
Asset	Useful lives (years)
Computer and office equipment	5
Lab equipment	5
Leasehold improvements	shorter of useful life or lease term
Machinery	7-15
Furniture	7

Schedule of estimated useful lives of property and equipment
Asset	Useful lives (years)
Computer and office equipment	5
Lab equipment	5
Leasehold improvements	shorter of useful life or lease term
Machinery	7-15
Furniture	7

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	As of March 31,
	2022	2021
Warrants	245,696	245,696
Options	1,398,246	3,211,785
Total	1,643,942	3,457,481

	As of December 31,
	2021	2020
Warrants	245,696	155,966
Options	1,398,246	3,257,410
Total	1,643,942	3,413,376